Stock-Based Compensation - Schedule of Employee Warrant Activity (Details) - Employee Warrants [Member] - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended
Dec. 31, 2024
Schedule of Employee Warrant Activity [Line Items]
Beginning Balance (in Shares)
Beginning Balance (in Shares)
Aggregate Intrinsic Value, Beginning Balance
Ending Balance (in Shares)	3,054,358
Ending Balance (in Shares)	$ 7.8
Ending Balance (in Shares)	9 years 6 months
Aggregate Intrinsic Value, Ending Balance	$ 35,400
Number of Employee Warrants Outstanding, Vested and expected to vest	3,054,358
Weighted Average Exercise Price Per Share, Vested and expected to vest	$ 7.8
Weighted Average Remaining Contractual Term, Vested and expected to vest	9 years 6 months
Aggregate Intrinsic Value, Vested and expected to vest	$ 35,400
Number of Employee Warrants Outstanding, Vested and exercisable
Weighted Average Exercise Price Per Share, Vested and exercisable
Aggregate Intrinsic Value, Vested and exercisable
Number of Granted	3,054,358
Weighted Average,Granted	$ 7.8
Number of Employee Warrants Outstanding, Exercised
Weighted Average Exercise Price Per Share, Exercised
Number of Employee Warrants Outstanding, Forfeited
Weighted Average Exercise Price Per Share, Forfeited